BRIDGE BUILDER TRUST

Bridge Builder Tax Managed Small/Mid Cap Fund (the “Tax Managed Small/Mid Cap Fund”)

Supplement dated June 6, 2025

to the Prospectus dated October 28, 2024

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

A.

Thomas Seto no longer serves as a portfolio manager of the portion of the assets of the Tax Managed Small/Mid Cap Fund managed by Parametric Portfolio Associates LLC (“Parametric’s Allocated Portion of the Tax Managed Small/Mid Cap Fund”). Paul Bouchey, James Reber, Jennifer Sireklove and Jennifer Mihara continue to serve as portfolio managers of Parametric’s Allocated Portion of the Tax Managed Small/Mid Cap Fund.

Accordingly, all references and information related to Thomas Seto in the Prospectus are hereby deleted in their entirety.

B.

Michael Stein has been added as a portfolio manager of the portion of the assets of the Tax Managed Small/Mid Cap Fund managed by J.P. Morgan Investment Management Inc. (“JPMorgan’s Allocated Portion of the Tax Managed Small/Mid Cap Fund”). Additionally, Daniel Bloomgarden no longer serves as a portfolio manager to JPMorgan’s Allocated Portion of the Tax Managed Small/Mid Cap Fund. Felise L. Agranoff continues to serve as a portfolio manager of JPMorgan’s Allocated Portion of the Tax Managed Small/Mid Cap Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “JPMorgan” in the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Tax Managed Small/Mid Cap Fund” is hereby replaced with the following:

JPMorgan

Portfolio Managers	Position with JPMorgan	Length of Service to the Fund
Felise L. Agranoff, CFA	Managing Director	Since Inception
Michael Stein, CFA	Managing Director	Since June 2025

2.

The sub-section entitled “Sub-advisers and Portfolio Managers – Small/Mid Cap Fund – JPMorgan – Portfolio Managers” under the section entitled “Management of the Funds” is hereby replaced with the following:

Portfolio Managers:

Felise L. Agranoff, CFA has been a portfolio manager of the Small/Mid Cap Fund since its inception. Michael Stein, CFA has been a portfolio manager of the Small/Mid Cap Fund since June 2025.

Ms. Agranoff, managing director, is a portfolio manager within the U.S. Equity Group. An employee since 2004, Ms. Agranoff is a portfolio manager for the JPMorgan Growth Advantage, Mid Cap Growth and Mid Cap Equity Strategies. As a research analyst for the growth team Ms. Agranoff covered industrials, financials and business services. Ms. Agranoff obtained a B.S. in Finance and Accounting from the McIntire School of Commerce at the University of Virginia. She is a member of the CFA Institute and a CFA charterholder.

Mr. Stein, managing director, is a portfolio manager within the U.S. Equity Group. An employee since 2014, Mr. Stein leads industrials & energy sector coverage for the JPMorgan Mid Cap Growth and Small Cap Growth Strategies and is a co-portfolio manager for the JPMorgan Small Cap Growth, Mid Cap Growth and Mid Cap Equity Strategies. Prior to joining the firm, he worked at Barclays and Morgan Stanley, covering electrical equipment and industrial conglomerates. He obtained a B.S. in Finance from the Wharton School, a B.S.E. in Mechanical Engineering from the University of Pennsylvania School of Engineering and Applied Sciences. He is a member of the CFA Institute and a CFA charterholder.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder Tax Managed Small/Mid Cap Fund (the “Tax Managed Small/Mid Cap Fund”)

Supplement dated June 6, 2025

to the Statement of Additional Information (the “SAI”)

dated October 28, 2024

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.

Thomas Seto no longer serves as a portfolio manager of the portion of the assets of the Tax Managed Small/Mid Cap Fund managed by Parametric Portfolio Associates LLC (“Parametric’s Allocated Portion of the Tax Managed Small/Mid Cap Fund”). Paul Bouchey, James Reber, Jennifer Sireklove and Jennifer Mihara continue to serve as portfolio managers of Parametric’s Allocated Portion of the Tax Managed Small/Mid Cap Fund.

Accordingly, all references and information related to Thomas Seto in the SAI are hereby deleted in their entirety.

B.

Michael Stein has been added as a portfolio manager of the portion of the assets of the Tax Managed Small/Mid Cap Fund managed by J.P. Morgan Investment Management Inc. (“JPMorgan’s Allocated Portion of the Tax Managed Small/Mid Cap Fund”). Additionally, Daniel Bloomgarden no longer serves as a portfolio manager to JPMorgan’s Allocated Portion of the Tax Managed Small/Mid Cap Fund. Felise L. Agranoff continues to serve as a portfolio manager of JPMorgan’s Allocated Portion of the Tax Managed Small/Mid Cap Fund.

Accordingly, the SAI is hereby supplemented and revised as follows:

The sub-section entitled “Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Tax Managed Small/Mid Cap Fund – J.P. Morgan Investment Management Inc. (“JPMorgan”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected below. Information in all tables is shown as of June 30, 2024, except as noted below. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
Felise L. Agranoff, CFA*	17	$43.8 billion	7	$13.7 billion	34	$4.4 billion
Michael Stein, CFA*,^	1	$3.0 billion	3	$549 million	0	$0
Accounts Subject to Performance Fees
Felise L. Agranoff, CFA*	0	$0	0	$0	1	$132.3 million
Michael Stein, CFA*,^	0	$0	0	$0	0	$0

* The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

^ As of April 30, 2025.

As of June 30, 2024, for Ms. Agranoff, and as of April 30, 2025, for Mr. Stein, the above-listed portfolio managers did not beneficially own any shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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